Statements of Cash Flows - Adjustments for Income and Expenses from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Adjustments to reconcile profit (loss) [abstract]
Interest income	₩ (63,401)	₩ (69,936)	₩ (76,045)
Dividends	(10,011)	(35,143)	(12,416)
Gain on foreign currency translations	(4,576)	(2,776)	(7,110)
Gain on disposal of long-term investment securities			(4,890)
Gain on valuation of derivatives	(2,499)	(6,532)	(223,943)
Gain on settlement of derivatives	(29,277)	(20,399)
Gain relating to investments in subsidiaries, associates and joint ventures, net	(449,543)	(3,270,912)	(2,245,732)
Gain on sale of accounts receivable - other	(15,855)	(20,023)	(18,548)
Gain on disposal of property and equipment and intangible assets	(8,942)	(38,933)	(13,991)
Gain on business transfer	(69,522)
Gain relating to financial assets at FVTPL	(4,504)	(83,636)	(33)
Gain relating to financial liabilities at FVTPL	(56)
Reversal of impairment loss on available-for-sale financial assets			(9,900)
Other income	(1,890)	(952)	(1,129)
Interest expense	397,890	307,319	299,100
Loss on foreign currency translations	4,948	2,397	8,419
Loss on disposal of long-term investment securities			36,024
Other finance costs			14,519
Loss on sale of accounts receivable - other	5,823		9,682
Loss on settlement of derivatives	641	12,554	10,031
Income tax expense	300,713	843,978	745,654
Expense related to defined benefit plan	175,165	147,722	127,696
Share option	2,073	789	414
Depreciation and amortization	3,935,841	3,284,339	3,247,519
Bad debt expense	28,841	38,211	34,584
Loss on disposal of property and equipment and intangible assets	56,248	87,257	60,086
Impairment loss on property and equipment and intangible assets	65,935	255,839	54,946
Loss relating to financial liabilities at FVTPL	43	1,535	678
Loss relating to financial assets at FVTPL	7,753	22,507
Bad debt for accounts receivable - other	5,802	7,718	5,793
Loss on impairment of investment assets	1,670	3,157	9,003
Other expenses	21,727	102,839	46,353
Adjustments for income and expenses from operating activities	₩ 4,351,037	₩ 1,568,919	₩ 2,096,764